Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Municipal Income Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated August 13, 2020

to the Summary Prospectuses, Prospectuses and Statements of Additional Information

dated July 1, 2020, as supplemented

On August 11, 2020, the Board of Trustees of JPMorgan Trust II (the “Trust”) approved a change to the name of the JPMorgan Municipal Income Fund (the “Fund”). Effective on or about September 15, 2020 (the “Effective Date”), the name of the Fund will change to “JPMorgan Sustainable Municipal Income Fund.” On the Effective Date, all references in the Summary Prospectuses, Prospectuses and Statements of Additional Information to the “JPMorgan Municipal Income Fund” shall be replaced with the “JPMorgan Sustainable Municipal Income Fund.”

On the Effective Date, the following changes will be made to each Summary Prospectus and Prospectus:

The eighth paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of each Summary Prospectus and Prospectus will be deleted and replaced with the following:

“Sustainable” in the Fund’s name refers to the Fund’s strategy to tilt the Fund’s portfolio based on social or environmental benefits as part of its investment strategy. Under normal circumstances, the Fund invests the majority of its assets in securities whose use of proceeds, in the adviser’s opinion, provide positive social or environmental benefits. In order to identify and invest in bonds that provide positive social or environmental benefits, the adviser determines and assesses each bond’s intended use of proceeds. The adviser will generally view bonds that finance affordable housing, healthcare, municipal water and sewer, education, mass transit, not for profits and issuer designated green bonds as promoting positive social or environmental benefits. In addition to the uses of proceeds noted above, the adviser may identify additional uses of bond proceeds that it believes will provide positive social or environmental benefits and may invest in such bonds as part of the Fund’s investment strategy. The use of proceeds determination for securities purchased by the Fund will be made at the time of purchase. If the use of proceeds of a security changes after the time of purchase so as to no longer provide positive social and/or environmental benefits, the Fund may continue to hold the security.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE

JPMorgan Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Municipal Income Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated August 13, 2020

to the Summary Prospectuses, Prospectuses and Statements of Additional Information

dated July 1, 2020, as supplemented

On August 11, 2020, the Board of Trustees of JPMorgan Trust II (the “Trust”) approved a change to the name of the JPMorgan Municipal Income Fund (the “Fund”). Effective on or about September 15, 2020 (the “Effective Date”), the name of the Fund will change to “JPMorgan Sustainable Municipal Income Fund.” On the Effective Date, all references in the Summary Prospectuses, Prospectuses and Statements of Additional Information to the “JPMorgan Municipal Income Fund” shall be replaced with the “JPMorgan Sustainable Municipal Income Fund.”

On the Effective Date, the following changes will be made to each Summary Prospectus and Prospectus:

The eighth paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of each Summary Prospectus and Prospectus will be deleted and replaced with the following:

“Sustainable” in the Fund’s name refers to the Fund’s strategy to tilt the Fund’s portfolio based on social or environmental benefits as part of its investment strategy. Under normal circumstances, the Fund invests the majority of its assets in securities whose use of proceeds, in the adviser’s opinion, provide positive social or environmental benefits. In order to identify and invest in bonds that provide positive social or environmental benefits, the adviser determines and assesses each bond’s intended use of proceeds. The adviser will generally view bonds that finance affordable housing, healthcare, municipal water and sewer, education, mass transit, not for profits and issuer designated green bonds as promoting positive social or environmental benefits. In addition to the uses of proceeds noted above, the adviser may identify additional uses of bond proceeds that it believes will provide positive social or environmental benefits and may invest in such bonds as part of the Fund’s investment strategy. The use of proceeds determination for securities purchased by the Fund will be made at the time of purchase. If the use of proceeds of a security changes after the time of purchase so as to no longer provide positive social and/or environmental benefits, the Fund may continue to hold the security.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE